Schedule 1 - Schedule of Condensed Balance Sheets (Details) - Reportable Legal Entities [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets:
Cash and cash equivalents	¥ 5,495	$ 786	¥ 222,236
Amounts due from subsidiaries and VIEs	1,880,383	268,891	1,446,536
Other receivables			4,916
Investments in subsidiaries and VIEs	2,020,241	288,891	2,127,412
Total assets	3,906,119	558,568	3,801,100
Liabilities:
Accrued expenses and other liabilities	194,254	27,779	199,323
Total liabilities	194,254	27,779	199,323
Shareholders’ Equity:
Additional paid-in capital	5,713,030	816,952	5,712,976
Accumulated Deficit	(2,142,863)	(306,425)	(2,311,064)
Accumulated other comprehensive income	141,696	20,262	199,863
Total shareholders’ equity	3,711,865	530,789	3,601,777
Total liabilities and shareholders’ equity	3,906,119	558,568	3,801,100
Class A Ordinary Shares [Member]
Shareholders’ Equity:
Ordinary shares	1		1
Class B Ordinary Shares [Member]
Shareholders’ Equity:
Ordinary shares	¥ 1		¥ 1